Phoenix Home Life Mutual Insurance Company        Richard J. Wirth
One American Row                                  Counsel
Hartford, CT 06115
Phone 203 275-5788



                                                           1993 Act/Rule 497(e)


[Phoenix Logo]  Phoenix Home Life





                                    March 1, 1996



VIA EDGAR
---------


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:     Phoenix Duff & Phelps Institutional Mutual Funds
        Registration Nos. 33-80057 and 811-9140

To the Commission Staff:

        Transmitted herewith for filing, and pursuant to Rule 497 (e) under the Securities Act of 1933, is the Phoenix Duff & Phelps Institutional Mutual Funds Prospectus and Statement of Additional Information dated March 1, 1996, as supplemented March 1, 1996, in the exact form in which it is being used.

        Please call the undersigned at (860) 403-5788 if you have any questions concerning this filing.

                                    Very truly yours,


                                    /s/ Richard J. Wirth
                                    Richard J. Wirth


pdp\045


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                PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
                        Supplement dated March 1, 1996 to
                                 Prospectus and
                       Statement of Additional Information
                               dated March 1, 1996


        Shares of the Phoenix Duff & Phelps Institutional Enhanced Reserves Portfolio shall not be offered for sale pending the reorganization of the Duff & Phelps Enhanced Reserves Fund of the Duff & Phelps Mutual Funds with the Phoenix Duff & Phelps Institutional Enhanced Reserves Portfolio on or about May 1, 1996.